SIGNIFICANT ACCOUNTING POLICIES - Taxes Payable (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate		34.31%	33.65%	34.41%
other tax expenses		$ 69,670	$ 8,906
Argentina
SIGNIFICANT ACCOUNTING POLICIES
Tax loss carryforwards period		5 years
Withholding tax rate on dividends		7.00%
Uruguay
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate		25.00%	25.00%	25.00%
Paraguay
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate		10.00%	10.00%	10.00%
Additional tax rate to residents		8.00%
Additional tax rate to non residents		15.00%
USA
SIGNIFICANT ACCOUNTING POLICIES
Federal tax rate		21.00%
State of Florida tax rate		5.50%
Chile
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate		12.50%	10.00%
Chile | Transitory
SIGNIFICANT ACCOUNTING POLICIES
Weighted statutory income tax rate	25.00%